Janus Henderson Low Duration Multi-Sector Income Fund Annual Fund Operating Expenses - Class A C S I N R T Shares [Member] - Janus Henderson Low Duration Multi-Sector Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.39%. In addition, the Adviser shall reimburse or waive out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees, payable by any share class so that such fees, in the aggregate, do not exceed 0.06% of a share class’ average daily net assets. The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Fund invests, less certain operating expenses. The contractual waivers will remain in effect for at least a one-year period commencing on March 4, 2026. These contractual waivers may be terminated or modified only at the discretion of the Board of Trustees.
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.84%
Expenses (as a percentage of Assets)	1.44%
Fee Waiver or Reimbursement	(0.74%)	[2]
Net Expenses (as a percentage of Assets)	0.70%	[2]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.90%
Expenses (as a percentage of Assets)	2.25%
Fee Waiver or Reimbursement	(0.80%)	[2]
Net Expenses (as a percentage of Assets)	1.45%	[2]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.89%
Expenses (as a percentage of Assets)	2.49%
Fee Waiver or Reimbursement	(1.60%)	[2]
Net Expenses (as a percentage of Assets)	0.89%	[2]
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.82%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.72%)	[2]
Net Expenses (as a percentage of Assets)	0.45%	[2]
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.33%
Expenses (as a percentage of Assets)	1.68%
Fee Waiver or Reimbursement	(1.28%)	[2]
Net Expenses (as a percentage of Assets)	0.40%	[2]
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	1.84%
Expenses (as a percentage of Assets)	2.69%
Fee Waiver or Reimbursement	(1.55%)	[2]
Net Expenses (as a percentage of Assets)	1.14%	[2]
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.05%
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement	(0.76%)	[2]
Net Expenses (as a percentage of Assets)	0.64%	[2]

[1]	Restated to reflect current fees, effective March 4, 2026.
[2]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.39%. In addition, the Adviser shall reimburse or waive out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees, payable by any share class so that such fees, in the aggregate, do not exceed 0.06% of a share class’ average daily net assets. The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund’s management fee in an amount equal to the management fee it earns as an investment adviser to any affiliated exchange traded funds (“ETFs”) in which the Fund invests, less certain operating expenses. The contractual waivers will remain in effect for at least a one-year period commencing on March 4, 2026. These contractual waivers may be terminated or modified only at the discretion of the Board of Trustees.